Related Party Transactions - Seatankers Management Transactions - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Seatankers Management Norway AS [Member] | Ship Finance International Ltd VIEs [Member]
Related Party Transaction [Line Items]
Related party expense	$ 1.3	$ 0.7